Personnel expenses - Disclosure of Defined Benefit Plan, Expense Recognized in Profit or Loss and Other Comprehensive Income (Details) - CHF (SFr) SFr in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Components of defined benefit cost in profit or loss
Current service cost (employer)		SFr 2,662	SFr 2,507	SFr 3,137
Past service cost		(1,297)	43	0
Interest expense on defined benefit obligation		836	1,182	231
Interest income on plan assets		(761)	(1,126)	(203)
Administrative cost excl. cost for managing plan assets		27	26	27
Defined benefit cost recognized in profit or loss		1,467	2,632	3,192
thereof service cost and administrative cost		1,393	2,576	3,164
thereof net interest expense on the net defined benefit liability		74	56	28
Reconciliation of amount recognized in OCI
Actuarial (gain) / loss on changes in financial assumptions		3,708	3,644	(12,222)
Actuarial (gain) / loss on changes in demographic assumptions		0	(10)	0
Actuarial (gain) / loss arising from experience adjustments		(216)	(1,000)	3,546
Actuarial (gain)/loss on defined benefit obligation		3,492	2,634	(8,676)
Return on plan assets excluding interest income		(3,007)	(659)	3,342
Remeasurement of net pension liabilities	[1]	SFr 485	SFr 1,975	SFr (5,334)

[1]	See note 18